Fair values	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair values	Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described as one of the following, based on the lowest-level input that is significant to the fair value measurement as a whole:
■Level 1 – Quoted prices in active markets for identical assets or liabilities.
■Level 2 – Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.
■Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The following table provides the carrying amounts and fair values of the Group's financial assets and liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		As at 31 December 2025
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Cash and cash equivalents (A)		115	115	—	—	115
Derivatives	Note 13	118	—	118	—	118
Equity investments at fair value through other comprehensive income	Note 26	21	—	—	21	21
Financial liabilities measured at fair value
Derivatives	Note 13	246	—	246	—	246
Financial liabilities not measured at fair value
Borrowings	Note 14	10,694	—	10,129	—	10,129

		As at 31 December 2024
		Carrying amount	Level 1	Level 2	Level 3	Total fair value
		€ million	€ million	€ million	€ million	€ million
Financial assets measured at fair value
Cash and cash equivalents (A)		241	241	—	—	241
Derivatives	Note 13	200	—	200	—	200
Equity investments at fair value through other comprehensive income	Note 26	14	—	—	14	14
Financial liabilities measured at fair value
Derivatives	Note 13	206	—	206	—	206
Financial liabilities not measured at fair value
Borrowings	Note 14	11,331	—	10,680	—	10,680
(A)The amount is comprised of investments in money market funds which are classified as financial assets at fair value through profit or loss, as these do not meet the solely payments of principle and interest (SPPI) criterion.
The fair values of the Group’s cash and cash equivalents, short-term investments, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities, credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy, as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values. Refer to Note 14 for further details regarding the Group’s borrowings. The Group’s derivative assets and liabilities are carried at fair value both upon initial recognition and subsequently. The fair value is determined using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Group’s derivative contracts (including forwards, options, futures, cross currency swaps and interest rate swaps) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward and discount rates.
The standard valuation model for the option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third party resource. Refer to Note 13 for further details about the Group’s derivatives.
Assets valued using Level 3 techniques include €21 million (2024: €14 million) relating to certain unlisted equity investments, which are immaterial both individually and in the aggregate. Valuation techniques are specific to each investment and involve the use of unobservable inputs. Changes in equity investments for the year ended 31 December 2025 were due to additional investments in existing investees and the acquisition of new investments. No gains or losses have been recognised in other comprehensive income for the years ended 31 December 2025 and 31 December 2024.
For the fair value measurement and categorisation of the Group’s investment property refer to Note 8.
For assets and liabilities that are recognised in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation at the end of each reporting period. There have been no transfers between levels during the periods presented.